SUBSEQUENT EVENTS (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Oct. 03, 2024	Oct. 02, 2024	May 09, 2024	Apr. 16, 2024	Mar. 05, 2024	Mar. 01, 2024	Jan. 10, 2024	Jan. 09, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 17, 2024	Feb. 09, 2024	Dec. 21, 2023
Aspire Biopharma Inc [Member]
Subsequent Event [Line Items]
Sponsor contribution									$ 257,484			$ 979,850
Number of shares issued, value									257,645				$ 79,500
Loan And Transfer Agreement [Member]
Subsequent Event [Line Items]
Loans payable									$ 500,000
Loan costs							$ 150,000
Payments for loans			$ 500,000				150,000
Debt interest rate																8.00%
Subsequent Event [Member] | Aspire Biopharma Inc [Member]
Subsequent Event [Line Items]
Indebtedness amount	$ 62,500
Proceeds from offering debt	$ 2,500,000
Debt interest rate	5.00%
Debt original issuance discounts	$ 12,500
Subsequent Event [Member] | Aspire Biopharma Inc [Member] | Nine Parties [Member]
Subsequent Event [Line Items]
Issuance of warrants														44,000,000
Average price														$ 0.40
Subsequent Event [Member] | Aspire Biopharma Inc [Member] | Series A Convertiable Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued				35,702		386,355
Number of shares issued, value				$ 28,561		$ 229,084
Subsequent Event [Member] | Aspire Biopharma Inc [Member] | CTM Advisory Limited [Member]
Subsequent Event [Line Items]
Advisory fee compensation, percentage															6.00%
Subsequent Event [Member] | Visiox Merger Agreement [Member]
Subsequent Event [Line Items]
Proceeds for loans		$ 2,000,000
Subsequent Event [Member] | Modified Promissory Note Fee Agreement [Member]
Subsequent Event [Line Items]
Loans payable		$ 1,000,000
Subsequent Event [Member] | Loan And Transfer Agreement [Member]
Subsequent Event [Line Items]
Loan costs							150,000	$ 50,000
Payments for loans							$ 150,000	$ 50,000
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Sponsor contribution					$ 1,000.00